Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Equity Method Investments [Line Items]
Kyocera's equity in earnings of affiliates	¥ 83	¥ (18,150)	¥ 6,467
Kyocera's sales to affiliates	¥ 314	¥ 18,617	¥ 36,791